Acquisitions	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Acquisitions

WatchPoints Acquisition

On September 29, 2011 in furtherance of its business plan, the Company, through its wholly-owned subsidiary, Project Oda, Inc., purchased certain assets of Mobile Messaging Solutions, Inc.’s Watchpoints business. The consideration for such transaction consisted of $2,500 in cash and 100,000 shares of the Company’s common stock with a fair value of $16.00 per share on the date of the transaction. The Watchpoints business is involved in developing, selling, maintaining and improving an interactive broadcast television application utilizing audio recognition technology. The assets purchased, and the related value allocated to each, include intellectual property ($4,209) and certain computer-related equipment ($11). The intellectual property included patent filings for audio verification technology and the provision of value-added programming/services based on such verification and trademarks for the “Watchpoints” name. The value allocated to the intellectual property is being amortized over the expected useful life of the Company’s software product. The Company also paid Kai Buehler, the CEO of Watchpoints, a $300 finder’s fee, which was recorded to selling, general and administrative expenses in the nine months ended March 31, 2012, and appointed him as a full-time Senior Vice President of the Company.

TIPPT Media Inc.

On December 23, 2011, the Company obtained a sixty-five (65%) percent ownership interest in TIPPT Media Inc., a Delaware corporation (“TIPPT”), which will sell coupons and/or discount codes on behalf of third parties by engaging individuals with a public profile to promote products via internet-based social networking and microblogging websites and other similar internet-based methods of electronic communications.   In consideration for its investment in TIPPT, the Company paid $2,000 in cash, forgave the repayment of a $250 promissory note owed to the Company by TIPPT LLC, a Delaware limited liability company and the minority stockholder of TIPPT, and agreed to issue a warrant to purchase 500,000 shares of the Company’s common stock at an exercise price equal to 115% of the 20-day trading average of the Company’s common stock if certain performance conditions are met within four months of the closing of the transaction.   The shares of common stock exercisable under the warrant were valued at $2,378 using the Black Scholes valuation model. The value of these warrants as of March 31, 2012 is $0 (See Note #14, Subsequent Events).

In connection with the transaction, the Company entered into a five-year Line of Credit Agreement, pursuant to which the Company may provide advances to TIPPT to finance its working capital obligations, in an aggregate principal amount not to exceed $20,000, with an interest rate not to exceed four percent (4%) per annum.  The facility is secured by the remaining 35% of the common shares of TIPPT Media, Inc. owned by TIPPT, LLC, subject to release under certain circumstances described in the loan agreement in the event the shares are converted into common shares of FNCX.  The credit facility may be drawn for approved expenses in accordance with the budget approved at the time of the commitment, as updated quarterly.  In addition, the Company entered into a Stockholders Agreement with TIPPT LLC regarding, among other things, restrictions on the transfer of shares in TIPPT and the potential exchange under certain circumstances of all or a portion of the 35% interest in TIPPT held by TIPPT LLC into the Company’s common stock (See Note #14, Subsequent Events). .

The Company determined that immediately before the transaction , the activities of TIPPT did not constitute a business.  Therefore, the Company accounted for the TIPPT transaction as an asset acquisition in accordance with ASC 350, Intangibles – Goodwill and Other.

 TIPPT Purchase Price Allocation

The total estimated purchase price for the TIPPT assets is composed of the following:

Cash	$2,000
Forgiveness Promissory Note	250
Fair Value of Common Stock Warrant	2,378
Total Purchase Price	$4,628

The purchase price has been allocated to the assets acquired (identifiable intangible assets) as of the closing date of December 23, 2011 based on their estimated fair values.

Details of the estimated fair values of assets acquired of TIPPT Media Inc. information available at the date of preparation of the financial statements are as follows:

Assets acquired:

Intellectual Property Contracts	$4,628

The Company has included the operating results of TIPPT Media, Inc. in its consolidated financial statements since the date of acquisition. As of March 31, 2012, the Company has written down to zero the carrying value of all the TIPPT assets and has taken a charge which is included in selling, general, and administrative expenses (see Note #14, Subsequent Events).

Loyalize

On December 31, 2011, in furtherance of its business plan, the Company, through a newly created wholly owned subsidiary, FN(x) I Holding Corporation,  now known as Loyalize Inc (“FN(x)I” or “Loyalize”), purchased from Trusted Opinion Inc. (“Trusted Opinion”), substantially all of its assets, including certain intellectual property and other assets relating to the “Loyalize” business owned by Trusted Opinion, pursuant to an asset purchase agreement executed by the Company and FN(x) I on such date (the “Asset Purchase Agreement”) ..  In consideration for its purchase of the such assets, the Company agreed to pay Trusted Opinion $3,000 in cash and agreed to deliver 137,519 of the Company’s common shares as follows:  32,627 shares delivered directly to Seller within three business days of delivery of the financial statements and 104,892 shares (the “Escrowed Shares”) delivered within three business days of closing to American Stock Transfer and Trust Company LLC, as escrow agent, to be held until December 31, 2012 to secure certain representations, warranties and indemnities given by Trusted Opinion under the Asset Purchase Agreement.  The Company valued the 137,519 common shares as of the date of closing at $1,719 based on the $12.50 per share closing price of its common stock on the date of closing.  In addition to certain minor purchase price adjustments to be made post-closing, the Company is obligated to also fund as a purchase price adjustment the difference, if any, by which $1,839 exceeds the calculated value (computed based on the average closing price of the Company’s common shares during the 20 days prior to December 31, 2012) of the 137,519 shares on December 31, 2012, either in cash or in common shares of the Company, at the Company’s option.  Such additional consideration shall not be payable until claims which remain subject to determination and secured by all the Escrowed Shares are no longer outstanding.  The additional consideration shall be eliminated to the extent final claims exceed the value of the shares then remaining in escrow.

 Loyalize Purchase Price Allocation

The Company accounted for the purchase of Loyalize using the acquisition method, and accordingly the consideration paid has been allocated on a preliminary basis to the fair value of assets acquired and liabilities assumed based on management’s best estimates of fair value, taking into account all relevant information available to the time these consolidated financial statements were prepared.  The Company expects that the actual amounts for each of the fair values of these assets and liabilities acquired will vary for the amounts presented below and that such variation may be significant.

The total estimated purchase price is composed of the following:

Cash	$3,185
Fair Value of Common Stock	1,719
Fair Value of Common Stock Guarantee	120
Total Initial Purchase Price	$5,024

Details of the estimated fair values of assets acquired and liabilities assumed from Trusted Opinion are based on information available at the date of preparation of the financial statements, and are as follows:

Assets acquired:

Other Receivable	$92
Equipment	33
Intellectual Property	526
Capitalized Software	1,842
Goodwill	3,015
$5,508

Less liabilities assumed:

Deferred Revenue	$(484)

Net assets acquired	$5,024

 The actual adjustments that the Company will ultimately make in finalizing the allocation of the purchase price of Trusted Opinion to the fair value of the net assets acquired at December 31, 2011 will depend on a number of factors, including additional information available at such time.

The following table presents the unaudited pro forma results of the Company for the three and nine months ended March 31, 2012 as if the Trusted Opinion acquisition occurred on July 1, 2010. These results are not intended to reflect the actual operations of the Company had the acquisition occurred on July 1, 2010.

	Three Months Ended March 31		Nine Months Ended March 31
	2012	2011	2012	2011
Revenue	$556	97	$561	98
Operating (Loss)	(26,930)	(9,903)	(78,858)	(1,926)
Loss Per Share (basic and diluted	(0.36)	(0.26)	(1.08)	(0.68)